UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538
                                     -------------------------------------------

                           Touchstone Investment Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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   (Address of principal executive offices)                (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:    09/30
                          ----------------------------------
Date of reporting period:   12/31/07
                          ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund - December 31, 2007 (Unaudited)
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                                                                      MARKET
    SHARES                                                            VALUE
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                PREFERRED STOCKS -- 1.0%
      12,500    Citigroup VIII                                   $      263,125
      12,000    Freddie Mac                                             313,800
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                TOTAL PREFERRED STOCKS                           $      576,925
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  PRINCIPAL                                                           MARKET
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 31.5%
$    575,000    Union Pacific Corp, 6.625%, 2/1/08               $      575,685
     275,000    Miller Brewing Company 144a,
                     4.250%, 8/15/08                                    273,804
     180,000    May Department Stores,
                     5.950%, 11/1/08                                    180,460
     225,000    Capital One Bank, 4.250%, 12/1/08                       220,175
     300,000    British Sky Broadcasting,
                     6.875%, 2/23/09                                    305,830
     455,000    Countrywide Home Loan,
                     4.125%, 9/15/09                                    333,751
     425,000    Prologis, 5.250%, 11/15/10                              423,328
     275,000    Mohawk Industries Inc,
                     5.750%, 1/15/11                                    282,301
     275,000    Deutsche Telecom, 5.375%, 3/23/11                       276,961
     430,000    Kellogg Company, 6.600%, 4/1/11                         455,654
     325,000    CIT Group Inc, 5.600%, 4/27/11                          312,935
     350,000    XSTRATA Finance Canada 144a,
                     5.500%, 11/16/11                                   356,069
     125,000    Morgan Stanley, 5.625%, 1/9/12                          127,156
     170,000    Donnelley (R.R.) & Sons,
                     5.625%, 1/15/12                                    170,451
     220,000    Federated Retail Holding,
                     5.350%, 3/15/12                                    214,345
     250,000    John Deere Capital Corp,
                     7.000%, 3/15/12                                    272,221
   6,160,000    Dow Jones CDX HY 8-T1 144a,
                     7.625%, 6/29/12                                  5,967,500
     400,000    American General Finance,
                     4.875%, 7/15/12                                    387,171
     350,000    Key Bank NA, 5.500%, 9/17/12                            355,818
     305,000    Brandywine Operating
                     Partnership, 5.400%, 11/1/14                       289,652
     275,000    Rogers Wireless Inc, 7.500%, 3/15/15                    300,736
     250,000    Southern Power Company,
                     4.875%, 7/15/15                                    236,279
     330,000    Lehman Brothers Holdings,
                     5.500%, 4/4/16                                     315,759
     225,000    National Grid PLC, 6.300%, 8/1/16                       229,702
     245,000    Avalonbay Communities,
                     5.750%, 9/15/16                                    237,613
     290,000    WEA Finance/WCI Finance
                     144a, 5.700%, 10/1/16                              277,395
     320,000    Centerpoint Energy Inc,
                     5.950%, 2/1/17                                     317,025
     230,000    Enel Finance International 144a,
                     6.250%, 9/15/17                                    232,740
     540,000    Wal-Mart Stores Inc, 5.800%, 2/15/18                    557,483
     225,000    Spectra Energy Capital, 8.000%, 10/1/19                 259,208
     250,000    Ras Laffan Lng II 144a, 5.298%, 9/30/20                 242,640
     175,000    Encana Corp, 6.500%, 8/15/34                            179,200
     210,000    Cons Edison Company of
                     New York, 5.300%, 3/1/35                           188,799
     200,000    BB&T Capital Trust I, 5.850%, 8/18/35                   173,297
     210,000    Midamerican Energy
                     Holdings, 6.125%, 4/1/36                           209,500
     275,000    AT&T Inc, 6.800%, 5/15/36                               297,574
     260,000    Baltimore Gas & Electric,
                     6.350%, 10/1/36                                    257,863
     100,000    Plains All American Pipeline,
                     6.650%, 1/15/37                                    100,640
     225,000    Pacific Gas & Electric, 5.800%, 3/1/37                  216,959
     275,000    Verizon Communications,
                     6.250%, 4/1/37                                     282,009
     180,000    Allstate Corp, 6.125%, 5/15/37                          173,667
     200,000    Astrazeneca PLC, 6.450%, 9/15/37                        219,135
     270,000    American Water Capital
                     Corp 144a, 6.593%, 10/15/37                        264,221
     270,000    McDonald's Corp, 6.300%, 10/15/37                       280,000
     150,000    Wachovia Capital Trust III,
                     5.800%, 3/15/42                                    134,033
     400,000    USB Capital IX, 6.189%, 4/15/49                         362,005
     225,000    FPL Group Capital Inc,
                     6.350%, 10/1/66                                    212,803
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                TOTAL CORPORATE BONDS                            $   18,539,552
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.7%
   1,110,000    FHLB, 3.750%, 1/8/10                                  1,113,990
   1,585,000    FNMA, 5.375%, 6/12/17                                 1,683,705
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                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS                               $    2,797,695
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 51.6%
     327,355    FNMA, 4.500%, 6/1/18                                    322,092
     119,108    FNMA, 4.500%, 2/1/19                                    117,193
     858,794    First Horizon Mortgage
                     Pass-Thru Trust, 4.500%, 6/25/19                   842,423
      80,964    GNMA, 5.625%, 9/20/24                                    81,407
     125,194    FNMA, 7.000%, 9/1/27                                    132,276
      64,316    GNMA, 4.000%, 10/17/29                                   61,171
      19,438    FHLMC, 7.000%, 5/1/30                                    20,610
      27,272    FNMA, 8.000%, 5/1/30                                     29,116
       6,992    GNMA, 8.000%, 7/15/30                                     7,421
     106,592    FNMA, 7.500%, 1/1/31                                    113,774
      33,049    FNMA, 8.000%, 2/1/31                                     35,283
      42,676    FNMA, 6.500%, 6/1/31                                     43,801
     287,286    FNMA, 6.500%, 7/1/31                                    294,863
     163,921    FNMA, 6.500%, 6/1/32                                    169,734
      99,663    FNMA, 6.500%, 8/1/32                                    103,032

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
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  PRINCIPAL                                                           MARKET
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 51.6%
                (Continued)
$    539,845    FHLMC, 6.500%, 9/1/32                            $      558,108
      40,367    FNMA Pool #656118, 6.500%, 9/1/32                        41,732
     295,663    FNMA Pool #661320, 6.500%, 9/1/32                       305,659
     148,784    FNMA, 7.000%, 4/1/33                                    154,777
     133,057    FHLMC, 5.500%, 5/1/33                                   133,019
     417,650    FHLMC, 5.000%, 6/1/33                                   408,125
   1,500,000    Wells Fargo Mortgage Backed
                     Securities Trust, 5.500%, 6/25/33                1,438,725
     126,566    FNMA, 6.000%, 7/1/33                                    128,780
     122,986    FHLMC, 5.000%, 8/1/33                                   120,181
     540,455    FNMA, 4.500%, 8/1/33                                    512,090
     509,294    FNMA, 5.500%, 8/1/33                                    509,671
     647,988    Impac Secured Assets Corp
                     2003-2, 5.500%, 8/25/33                            644,951
     443,500    FNMA, 5.500%, 10/1/33                                   443,829
     263,553    FNMA Pool #697255, 5.000%, 10/1/33                      257,545
     242,661    FNMA Pool #744178, 5.000%, 10/1/33                      237,129
     182,609    FNMA, 5.000%, 11/1/33                                   178,446
   1,109,849    Wells Fargo Mortgage Backed
                     Securities Trust, 4.935%, 2/25/34                1,085,076
   1,300,000    Deutsche Alt-A Securities Inc
                     Mortgage Loan Trust,
                     5.250%, 6/25/35                                  1,241,770
     493,748    Residential Asset Securitization
                     Trust 2005, 5.500%, 6/25/35                        465,025
   1,500,000    CS First Boston Mortgage
                     Securities Corp, 5.000%, 7/25/35                 1,475,838
     524,325    FNMA Pool #797649, 6.000%, 9/1/35                       532,743
     638,701    FNMA Pool #255959, 6.000%, 10/1/35                      643,273
   1,415,481    CS First Boston Mortgage
                     Securities Corp, 5.500%, 10/25/35                1,370,806
     669,673    Structured Asset Securities
                     Corp, 5.500%, 10/25/35                             664,441
     821,211    Washington Mutual Mortgage
                     Pass-Thru Certificates,
                     5.500%, 11/25/35                                   820,093
     507,466    Structured Adjustable Rate
                     Mortgage Loan 2005-23,
                     5.450%, 1/25/36                                    504,765
     381,613    Residential Funding Mtg Sec I,
                     5.750%, 2/25/36                                    384,203
   1,032,239    FNMA, 5.502%, 4/1/36                                  1,035,177
     673,120    Residential Asset Securitization
                     Trust 2006-A1, 6.000%, 4/25/36                     659,942
     550,000    CS First Boston Mortgage
                     Securities Corp, 5.113%, 7/15/36                   552,847
   1,000,000    GE Capital Commercial Mortgage
                     Corp, 5.349%, 8/11/36                            1,019,856
   1,000,000    Countrywide Asset Backed
                     Certificates, 6.018%, 11/25/36                     897,529
   2,116,570    FHLMC, 6.000%, 12/1/36                                2,148,113
     462,433    FNMA, 5.500%, 1/1/37                                    461,833
     490,805    FNMA, 5.000%, 3/1/37                                    478,705
   1,292,644    FNMA, 6.000%, 7/1/37                                  1,312,722
      98,452    FNMA, 6.500%, 8/1/37                                    101,202
   1,110,000    GE Capital Commercial
                     Mortgage Corp,
                     3.915%, 11/10/38                                 1,096,615
     875,000    Bear Stearns Commercial
                     Mortgage Securities Inc
                     2007-PW16, 5.713%, 6/11/40                         900,363
     875,000    Bear Stearns Commercial
                     Mortgage Securities Inc
                     2005-PWR9, 4.871%, 9/11/42                         848,283
   1,000,000    Morgan Stanley Mortgage
                     Loan Trust, 5.963%, 1/25/47                        912,483
     350,000    CW Capital Cobalt, 5.223%, 8/15/48                      346,302
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                TOTAL MORTGAGE-BACKED SECURITIES                 $   30,406,968
--------------------------------------------------------------------------------

                U.S. TREASURY OBLIGATIONS -- 7.9%
   1,225,000    U.S. Treasury Notes, 3.125%, 11/30/09                 1,226,339
     370,000    U.S. Treasury Notes, 4.000%, 2/15/15                    375,232
     865,000    U.S. Treasury Notes, 4.500%, 5/15/17                    896,559
     445,000    U.S. Treasury Notes, 4.750%, 8/15/17                    469,997
   1,130,000    U.S. Treasury Notes, 4.250%, 11/15/17                 1,149,687
     295,000    U.S. Treasury Bonds, 4.500%, 2/15/36                    296,498
     240,000    U.S. Treasury Bonds, 4.750%, 2/15/37                    251,175
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                TOTAL U.S. TREASURY OBLIGATIONS                  $    4,665,487
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                                                                    MARKET
    SHARES                                                           VALUE
--------------------------------------------------------------------------------
                INVESTMENT FUND -- 3.1%
   1,835,009    Touchstone Institutional
                     Money Market Fund*                          $    1,835,009
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                TOTAL INVESTMENT SECURITIES -- 99.8%
                (Cost $58,817,435)                               $   58,821,636

                OTHER ASSETS IN EXCESS
                OF LIABILITIES -- 0.2%                                   98,803
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                NET ASSETS -- 100.0%                             $   58,920,439
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund - December 31, 2007 (Unaudited)
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  PRINCIPAL                                                          MARKET
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 98.6%
$    200,000    Avista Corp, 9.750%, 6/1/08                      $      204,118
     514,000    Clear Channel Communications,
                     4.250%, 5/15/09                                    487,970
      19,000    AES Corp, 9.500%, 6/1/09                                 19,665
   1,528,000    CSC Holdings Inc, 8.125%, 7/15/09                     1,552,829
   1,175,000    Ford Motor Credit Company,
                     7.875%, 6/15/10                                  1,084,134
     200,000    Briggs & Stratton Corp,
                     8.875%, 3/15/11                                    212,500
     120,000    Radio One Inc, 8.875%, 7/1/11                           112,350
     606,000    General Motors Accept Corp,
                     6.875%, 9/15/11                                    518,429
     778,000    Nalco Company, 7.750%, 11/15/11                         787,725
     300,000    Ikon Office Solutions FRN 144a,
                     9.926%, 6/20/08                                    301,500
   1,000,000    Communication & Power Inc,
                     8.000%, 2/1/12                                   1,000,000
     700,000    Consol Energy Inc, 7.875%, 3/1/12                       738,500
   1,000,000    M/I Homes Inc, 6.875%, 4/1/12                           820,000
     770,000    Polyone Corp, 8.875%, 5/1/12                            783,475
   1,000,000    United Refining Company,
                     10.500%, 8/15/12                                 1,010,000
   1,010,000    US Oncology Inc, 9.000%, 8/15/12                        996,113
   1,000,000    Jefferson Smurfit Corp,
                     8.250%, 10/1/12                                    985,000
     251,000    Steel Dynamics Inc 144a,
                     7.375%, 11/1/12                                    252,255
     750,000    Del Monte Corp, 8.625%, 12/15/12                        755,625
     179,000    NGPL Pipeco LLC 144a,
                     6.514%, 12/15/12                                   181,743
     308,000    Lamar Media Corp, 7.250%, 1/1/13                        308,000
     752,000    Citizens Communications,
                     6.250%, 1/15/13                                    728,500
     350,000    Stewart Enterprises, 6.250%, 2/15/13                    329,000
      94,000    AES Corp 144a, 8.750%, 5/15/13                           98,113
     415,000    Edison Mission Energy,
                     7.500%, 6/15/13                                    425,375
     300,000    Texas Industries Inc,
                     7.250%, 7/15/13                                    294,000
     441,000    Windstream Corp, 8.125%, 8/1/13                         456,435
     773,000    Sungard Data Systems Inc,
                     9.125%, 8/15/13                                    786,528
     175,000    Ford Motor Credit Company,
                     7.000%, 10/1/13                                    146,193
     633,000    Res-Care Inc, 7.750%, 10/15/13                          626,670
     500,000    Stena AB, 7.500%, 11/1/13                               493,125
     306,000    Dex Media Inc, 8.000%, 11/15/13                         287,640
     357,000    Dex Media Inc, .000%, 11/15/13***                       324,870
   1,075,000    Dex Media Inc, .000%, 11/15/13***                       978,250
   1,223,000    Sabine Pass Lng LP, 7.250%, 11/30/13                  1,167,965
   1,252,000    Cenveo Corp, 7.875%, 12/1/13                          1,115,845
     850,000    Overseas Shipholding Group,
                     8.750%, 12/1/13                                    898,875
     929,000    Visant Holding Corp,
                     8.750%, 12/1/13                                    933,645
   1,300,000    Massey Energy Company,
                     6.875%, 12/15/13                                 1,225,250
     800,000    Regency Energy Partners,
                     8.375%, 12/15/13                                   824,000
     405,000    Mirant North America LLC,
                     7.375%, 12/31/13                                   406,013
   1,244,000    Cincinnati Bell Inc,
                     8.375%, 1/15/14                                  1,212,900
   1,000,000    K Hovnanian Enterprises,
                     6.500%, 1/15/14                                    700,000
     379,000    Sungard Data Systems Inc,
                     4.875%, 1/15/14                                    332,573
     823,000    Videotron Ltee, 6.875%, 1/15/14                         805,511
   1,220,000    NRG Energy Inc, 7.250%, 2/1/14                        1,189,500
     500,000    Station Casinos, 6.500%, 2/1/14                         375,000
   1,086,000    GCI Inc, 7.250%, 2/15/14                                984,188
   1,006,000    Asbury Automotive Group,
                     8.000%, 3/15/14                                    950,670
   1,257,000    HCA Inc, 5.750%, 3/15/14                              1,043,310
     400,000    Trinity Industries Inc, 6.500%, 3/15/14                 393,000
   1,695,000    US Concrete Inc, 8.375%, 4/1/14                       1,483,124
     187,000    Autonation Inc, 7.000%, 4/15/14                         177,183
     322,000    Glencore Funding LLC 144a,
                     6.000%, 4/15/14                                    323,885
     120,000    Virgin Media Finance PLC,
                     8.750%, 4/15/14                                    119,100
     601,000    WMG Acquisition Corp,
                     7.375%, 4/15/14                                    462,770
   1,350,000    CHC Helicopter Corp,
                     7.375%, 5/1/14                                   1,275,749
   1,197,000    Sensata Technologies BV,
                     8.000%, 5/1/14                                   1,125,180
     466,000    Iasis Healthcare, 8.750%, 6/15/14                       466,000
     128,000    Reliant Energy Inc, 7.625%, 6/15/14                     128,000
     323,000    Sealy Mattress Company,
                     8.250%, 6/15/14                                    308,465
   1,250,000    Foundation PA Coal Company,
                     7.250%, 8/1/14                                   1,234,375
   1,342,000    Panamsat Corp, 9.000%, 8/15/14                        1,348,709
     756,000    Fisher Communications Inc,
                     8.625%, 9/15/14                                    772,065
     565,000    NXP BV/NXP Funding LLC,
                     7.875%, 10/15/14                                   536,750
     838,000    Dresser-Rand Group Inc,
                     7.375%, 11/1/14                                    835,905
     269,000    Mosaic Company 144a,
                     7.375%, 12/1/14                                    287,830
   1,190,000    Aramark Services Inc,
                     8.500%, 2/1/15                                   1,204,875
     296,000    Tube City IMS Corp, 9.750%, 2/1/15                      266,400
   1,016,000    Invacare Corp, 9.750%, 2/15/15                        1,028,700
     949,000    Novelis Inc, 7.250%, 2/15/15                            892,060

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund - (Continued)
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  PRINCIPAL                                                          MARKET
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 98.6%
                (Continued)
$    245,000    Holly Energy Partners LP,
                     6.250%, 3/1/15                              $      225,400
     237,000    Valassis Communications,
                     8.250%, 3/1/15                                     211,226
     500,000    Meritage Homes Corp,
                     6.250%, 3/15/15                                    347,500
     368,000    Steel Dynamics Inc 144a,
                     6.750%, 4/1/15                                     355,120
     774,000    Pilgrim's Pride Corp, 7.625%, 5/1/15                    760,455
     518,000    Universal Hospital Services FRN,
                     8.288%, 5/31/08                                    518,000
     395,000    Ventas Realty LP, 7.125%, 6/1/15                        398,950
     250,000    Georgia-Pacific Corp, 7.700%, 6/15/15                   246,250
   1,250,000    Beazer Homes USA, 6.875%, 7/15/15                       900,000
     387,000    Community Health Systems,
                     8.875%, 7/15/15                                    394,256
     348,000    Lamar Media Corp, 6.625%, 8/15/15                       338,430
     729,000    Nell Af Sarl 144a, 8.375%, 8/15/15                      588,668
   1,246,000    Ikon Office Solutions,
                     7.750%, 9/15/15                                  1,297,397
     682,000    First Data Corp 144a,
                     9.875%, 9/24/15                                    634,260
      86,000    Ryerson Inc 144a, 12.000%, 11/1/15                       84,925
     620,000    Nuveen Investments Inc 144a,
                     10.500%, 11/15/15                                  617,675
   1,540,000    Gibraltar Industries Inc,
                     8.000%, 12/1/15                                  1,385,999
   1,354,000    Atlas Pipeline Partners,
                     8.125%, 12/15/15                                 1,340,459
     679,000    Connacher Oil & Gas 144a,
                     10.250%, 12/15/15                                  678,151
   1,197,000    Case Corp, 7.250%, 1/15/16                            1,197,000
     308,000    Helix Energy Solutions 144a,
                     9.500%, 1/15/16                                    313,390
     427,000    DRS Technologies Inc,
                     6.625%, 2/1/16                                     421,663
     285,000    Copano Energy LLC,
                     8.125%, 3/1/16                                     287,138
     155,000    Quebecor Media 144a,
                     7.750%, 3/15/16                                    148,800
     667,000    Quebecor Media Inc,
                     7.750%, 3/15/16                                    640,320
   1,250,000    Basic Energy Services,
                     7.125%, 4/15/16                                  1,175,000
     100,000    Transcont Gas Pipe Corp,
                     6.400%, 4/15/16                                    102,625
     709,000    Windstream Corp, 8.625%, 8/1/16                         744,450
     717,000    Ashtead Capital Inc 144a,
                     9.000%, 8/15/16                                    634,545
     201,000    PNA Group Inc, 10.750%, 9/1/16                          188,940
   1,033,000    Berry Petroleum Company,
                     8.250%, 11/1/16                                  1,056,243
     208,000    Peabody Energy Corp,
                     7.375%, 11/1/16                                    213,200
     596,000    HCA Inc, 9.250%, 11/15/16                               625,800
   1,342,000    Idearc Inc, 8.000%, 11/15/16                          1,231,285
     220,000    Mosaic Company 144a,
                     7.625%, 12/1/16                                    237,600
     395,000    Stena AB, 7.000%, 12/1/16                               379,694
     856,000    United Auto Group Inc,
                     7.750%, 12/15/16                                   800,360
     120,000    Baldor Electric Company,
                     8.625%, 2/15/17                                    123,600
      36,000    American Axle & Mfg Inc,
                     7.875%, 3/1/17                                      32,490
      30,000    Asbury Automotive Group,
                     7.625%, 3/15/17                                     26,550
     418,000    Aventine Renewable Energy,
                     10.000%, 4/1/17                                    380,380
      30,000    General Cable Corp, 7.125%, 4/1/17                       29,400
   1,293,000    Advanced Medical Optics,
                     7.500%, 5/1/17                                   1,189,560
     681,000    Jarden Corp, 7.500%, 5/1/17                             585,660
     310,000    Edison Mission Energy,
                     7.000%, 5/15/17                                    304,575
   1,214,000    Mueller Water Products,
                     7.375%, 6/1/17                                   1,085,013
     158,000    Service Corp International,
                     7.000%, 6/15/17                                    151,285
   1,563,000    Intergen NV 144a, 9.000%, 6/30/17                     1,645,057
     187,000    AES Corp 144a, 8.000%, 10/15/17                         191,208
     619,000    American Tower Corp 144a,
                     7.000%, 10/15/17                                   622,095
     153,000    R.H. Donnelley Corp 144a,
                     8.875%, 10/15/17                                   141,525
     854,000    Dynegy Holdings Inc,
                     7.750%, 6/1/19                                     787,815
     610,000    Forest Oil Corp 144a,
                     7.250%, 6/15/19                                    613,050
     906,404    Gazprom International 144a,
                     7.201%, 2/1/20                                     918,867
     525,000    Allied Waste Industries,
                     9.250%, 5/1/21                                     553,219
   1,300,000    Ford Motor Company,
                     7.450%, 7/16/31                                    965,250
   1,088,000    General Motors Accept Corp,
                     8.000%, 11/1/31                                    912,696
     568,000    General Motors, 8.375%, 7/15/33**                       457,240
     800,000    Ava Capital Trust III, 6.500%, 4/1/34                   797,876
   1,500,000    Enterprise Products, 8.375%, 8/1/66                   1,535,761
     917,000    Teppco Partners LP, 7.000%, 6/1/67                      837,723
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $   84,531,069
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
High Yield Fund - (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
    SHARES                                                             VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUNDS -- 0.9%
     249,253    Touchstone Institutional
                     Money Market Fund*                          $      249,253
     489,218    BBH Investment Fund (a)                                 489,218
--------------------------------------------------------------------------------
                TOTAL INVESTMENT FUNDS                           $      738,471
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.5%
                (Cost $89,514,680)                               $   85,269,540

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 0.5%                           408,609
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $   85,678,149
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

** All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2007, was $452,668.

***   Non-income producing security.

(a)   Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 31.1%
$    100,000    Citigroup, 6.250%, 1/1/08                        $      100,000
   2,000,000    National City Bank FRN,
                     5.303%, 1/10/08                                  2,000,021
     435,000    Bank of America Corp,
                     3.875%, 1/15/08                                    434,750
     355,000    Bank of America Corp,
                     5.375%, 1/15/08                                    355,001
     141,000    Bank One NA (JPMorgan),
                     3.700%, 1/15/08                                    140,913
   2,850,000    Credit Suisse FB USA Inc,
                     4.625%, 1/15/08                                  2,849,377
     330,000    Goldman Sachs Group Inc,
                     4.125%, 1/15/08                                    329,834
     250,000    HSBC Finance Corp,
                     4.625%, 1/15/08                                    249,933
     390,000    Bear Stearns Company Inc,
                     4.000%, 1/31/08                                    389,555
   2,500,000    Amsouth Bank NA (Regions
                     Bank), 6.450%, 2/1/08                            2,501,932
     340,000    Bank of New York, 3.800%, 2/1/08                        339,570
     339,000    Citigroup Inc, 3.500%, 2/1/08                           338,461
     635,000    JPMorgan Chase & Company,
                     4.000%, 2/1/08                                     634,248
   1,500,000    National Rural Utilities,
                     6.200%, 2/1/08                                   1,500,761
   1,605,000    Bank of America, 5.308%, 2/5/08                       1,605,893
     645,000    Caterpillar Financial Services
                     Corp, 3.800%, 2/8/08                               644,056
     250,000    Goldman Sachs Group Inc FRN,
                     4.969%, 2/10/08                                    249,686
     200,000    AIG Corp, 4.750%, 2/15/08                               199,857
     100,000    Caterpillar Financial Services
                     Corp., 6.400%, 2/15/08                             100,114
     510,000    Citigroup Global Markets,
                     6.500%, 2/15/08                                    510,648
   1,000,000    HSBC Finance Corp, 5.000%, 2/15/08                      999,471
     210,000    HSBC Finance Corp, 5.050%, 2/15/08                      209,900
     125,000    HSBC Finance Corp, 5.836%, 2/15/08                      125,056
     365,000    JPMorgan Chase & Company,
                     6.250%, 2/15/08                                    365,401
     400,000    JPMorgan Chase & Company,
                     6.375%, 2/15/08                                    400,416
     200,000    National Rural Utilities,
                     3.875%, 2/15/08                                    199,639
     100,000    Mellon Funding Corp,
                     6.700%, 3/1/08                                     100,204
     100,000    General Electric Capital Corp
                     FRN, 5.171%, 3/4/08                                 99,993
     640,000    PNC Funding Corp,
                     4.200%, 3/10/08                                    638,402
   1,530,000    Wachovia Bank, 4.125%, 3/10/08                        1,526,657
     280,000    Wells Fargo & Company
                     FRN, 5.186%, 3/10/08                               279,827
   1,040,000    HSBC Finance Corp,
                     4.125%, 3/11/08                                  1,037,382
     400,000    Bank of America Corp,
                     6.500%, 3/15/08                                    400,809
     345,000    National Rural Utilities,
                     3.950%, 3/15/08                                    343,890
   5,850,000    Regions Bank NA,
                     6.500%, 3/15/08                                  5,865,367
     625,000    US Bank NA, 4.125%, 3/17/08                             623,480
   2,000,000    Key Bank NA, 4.412%, 3/18/08                          1,995,823
     500,000    Wachovia Bank FRN,
                     4.848%, 3/27/08                                    499,435
   1,000,000    Fortis Bank NY FRN,
                     5.148%, 3/31/08                                    998,086
     575,000    ABN AMRO Bank Chicago,
                     7.000%, 4/1/08                                     577,179
     205,000    Bank of America Corp,
                     6.250%, 4/1/08                                     205,395
     200,000    Chubb Corp, 3.950%, 4/1/08                              199,198
     200,000    Credit Suisse FB USA Inc,
                     6.500%, 4/1/08                                     200,431
   1,655,000    Morgan Stanley Dean
                     Witter, 3.625%, 4/1/08                           1,647,850
   5,470,000    National City Corp,
                     3.200%, 4/1/08                                   5,443,620
     225,000    Wachovia Corp, 6.400%, 4/1/08                           225,663
     485,000    Wells Fargo Company,
                     3.500%, 4/4/08                                     482,611
     600,000    Bank of America, 6.375%, 4/15/08                        601,879
     787,000    UBS Paine Webber Group
                     Inc, 6.550%, 4/15/08                               790,000
     525,000    Wachovia Corp, 6.300%, 4/15/08                          526,558
   4,000,000    National City Bank FRN,
                     5.254%, 4/18/08                                  3,997,170
   1,165,000    Merrill Lynch & Company,
                     3.700%, 4/21/08                                  1,158,930
     400,000    Merrill Lynch & Company,
                     7.000%, 4/27/08                                    402,096
     402,000    AIG Corp, 4.500%, 5/1/08                                400,735
     625,000    General Electric Capital
                     Corp, 3.500%, 5/1/08                               621,059
     100,000    JPMorgan Chase & Company,
                     3.625%, 5/1/08                                      99,560
     360,000    PNC Funding Corp, 6.500%, 5/1/08                        361,858
   2,000,000    Southern Company, 3.125%, 5/1/08                      1,985,554
   1,000,000    Fleetboston Financial Corp
                     (Bank of America),
                     6.375%, 5/15/08                                  1,003,888
   1,135,000    National City Bank,
                     3.300%, 5/15/08                                  1,127,607
   1,140,000    American Express,
                     3.000%, 5/16/08                                  1,130,089
     500,000    Credit Suisse FB USA Inc,
                     6.500%, 6/1/08                                     502,978

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 31.1%
                (Continued)
$    825,000    Suntrust Banks Inc,
                     6.250%, 6/1/08                              $      827,334
     692,000    American General Finance,
                     2.750%, 6/15/08                                    683,620
   4,000,000    Morgan Stanley Dean Witter,
                     10.000%, 6/15/08                                 4,083,479
   1,000,000    HSBC Finance Corp,
                     6.400%, 6/17/08                                  1,006,857
     350,000    Bear Stearns Company
                     Inc, 2.875%, 7/2/08                                345,496
     938,000    Merrill Lynch & Company,
                     3.125%, 7/15/08                                    926,801
     304,000    Canadian Imperial Bank of
                     Commerce NY, 4.375%, 7/28/08                       302,827
     200,000    AIG SunAmerica Global
                     Finance 144a, 5.850%, 8/1/08                       200,477
   3,300,000    Wachovia Corp, 6.250%, 8/4/08                         3,317,788
   2,460,000    Regions Financial Corp,
                     4.500%, 8/8/08                                   2,451,387
     100,000    Fifth Third Bank, 3.375%, 8/15/08                        98,965
     300,000    INTL Lease Finance Corp,
                     4.810%, 8/15/08                                    299,322
   1,575,000    JPMorgan Chase &
                     Company, 6.750%, 8/15/08                         1,588,405
     111,000    Procter & Gamble Company,
                     4.300%, 8/15/08                                    110,665
     350,000    Wells Fargo Company,
                     3.120%, 8/15/08                                    346,071
     500,000    Caterpillar Financial Services
                     Corp, 4.500%, 9/1/08                               498,532
     161,000    JPMorgan Chase & Company,
                     5.750%, 10/15/08                                   161,790
     135,000    Merrill Lynch & Company,
                     6.250%, 10/15/08                                   136,252
     745,000    Suntrust Banks, 4.000%, 10/15/08                        738,916
     430,000    ASIF Global Financing XXIII
                     144a, 3.900%, 10/22/08                             425,316
     300,000    Merrill Lynch & Company,
                     4.831%, 10/27/08                                   300,072
   4,700,000    National Rural Utilities,
                     5.750%, 11/1/08                                  4,734,916
     690,000    Toronto Dominion Bank,
                     6.125%, 11/1/08                                    697,191
   3,200,000    Associates Corp, 6.875%, 11/15/08                     3,251,353
   3,375,000    Citicorp, 6.375%, 11/15/08                            3,412,616
     500,000    HSBC Finance Corp,
                     6.500%, 11/15/08                                   505,556
     490,000    Wachovia Corp,
                     5.625%, 12/15/08                                   494,498
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $   87,822,258
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATION -- 1.5%
   4,186,047    Overseas Private Investment
                     Corp, 4.400%, 1/2/08                        $    4,185,849
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 49.0%
   2,915,000    Ogden City UT Redev Agy
                     Rev (LOC: Bank of New York),
                     5.020%, 1/1/08                                   2,915,000
   3,300,000    Yuengling Beer Company Inc
                     (LOC: PNC Bank), 5.490%, 1/1/08                  3,300,000
     300,000    Central Concrete Supermix
                     (LOC: Suntrust Bank),
                     4.900%, 1/2/08                                     300,000
   1,040,000    Lee Co GA Dev Auth Rev
                     (B & B Dealership) (LOC:
                     Suntrust Bank), 4.950%, 1/2/08                   1,040,000
   4,600,000    Mason City Clinic (LOC:
                     Wells Fargo Bank), 4.930%, 1/2/08                4,600,000
      45,000    Santa Clara Co CA Hsg Auth
                     MFH Rev (Willows) (LOC:
                     Union Bank CA), 5.300%, 1/2/08                      45,000
     200,000    Alameda Co CA IDA Rev
                     (Bema Electronic) (LOC:
                     Comerica), 4.860%, 1/3/08                          200,000
   2,410,000    American Micro Products
                     (LOC: KeyBank), 5.150%, 1/3/08                   2,410,000
     105,000    Automated Packaging Sys
                     (LOC: National City Bank),
                     5.260%, 1/3/08                                     105,000
     790,000    Bluegrass Paving Inc (LOC: FHLB),
                     5.190%, 1/3/08                                     790,000
   1,095,000    Brookshire Grocery Company
                     (LOC: Amsouth Bank),
                     4.960%, 1/3/08                                   1,095,000
   5,954,000    Class B Rev Bnd Ctf Ser 2004-2
                     (SPA: AIG), 5.055%, 1/3/08                       5,954,000
     405,000    CO HFA EDR (LOC: JPMorgan),
                     5.030%, 1/3/08                                     405,000
     350,000    Connelly / Brueshaber
                     Partnership (LOC: US Bank
                     NA), 5.240%, 1/3/08                                350,000
     745,000    Corp Finance Managers (LOC:
                     Wells Fargo Bank),
                     4.900%, 1/3/08                                     745,000
   1,470,000    Custom Window Systems
                     (LOC: Amsouth Bank),
                     5.010%, 1/3/08                                   1,470,000
   1,300,000    Cuyahoga Co OH IDR
                     (Generations) (LOC: Charter
                     One Bank), 4.940%, 1/3/08                        1,300,000
     370,000    Employers Resource Associates
                     Inc (LOC: Fifth Third Bank),
                     5.190%, 1/3/08                                     370,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 49.0%
                (Continued)
$  1,340,000    Farley Investment Property (LOC:
                     US Bank NA), 5.140%, 1/3/08                 $    1,340,000
   3,500,000    First Baptist Church of Tuscaloosa
                     (LOC: Regions Bank),
                     5.010%, 1/3/08                                   3,500,000
   2,920,000    First Church of Christ Inc Ser 06B
                     (LOC: FHLB), 5.120%, 1/3/08                      2,920,000
     600,000    FL HFC Rev (Waterford Pointe)
                     (LOC: FNMA), 5.160%, 1/3/08                        600,000
   9,155,000    Floyd Co KY Hosp Rev Ref &
                     Impt (LOC: JPMorgan),
                     5.060%, 1/3/08                                   9,155,000
   1,000,000    GDG Investments LLC 144a
                     (LOC: Regions Bank),
                     5.010%, 1/3/08                                   1,000,000
   9,895,000    Grasshopper Investments
                     (LOC: LaSalle Bank),
                     5.120%, 1/3/08                                   9,895,000
   1,595,000    Graves Co KY Indl Rev (LOC:
                     Regions Bank), 5.010%, 1/3/08                    1,595,000
   7,925,000    Heart Center Cascades (LOC:
                     KeyBank), 5.150%, 1/3/08                         7,925,000
   5,490,000    ID Hlth Facs (Portneuf Medical
                     Center) (LOC: KeyBank),
                     5.150%, 1/3/08                                   5,490,000
   3,000,000    LA Loc Govt Envir Facs CDA Rev
                     (LOC: LaSalle Bank),
                     5.100%, 1/3/08                                   3,000,000
     720,000    LA Loc Govt Envir Facs CDA
                     Rev (LOC: Regions Bank),
                     5.060%, 1/3/08                                     720,000
   1,720,000    Mack Industries Inc (LOC:
                     KeyBank), 5.150%, 1/3/08                         1,720,000
     965,000    Mailender-Abel (LOC: PNC
                     Bank), 5.140%, 1/3/08                              965,000
   1,970,000    Miarko Inc (LOC: PNC Bank),
                     4.940%, 1/3/08                                   1,970,000
   3,868,000    Mill St Village LLC (LOC: FHLB),
                     5.060%, 1/3/08                                   3,868,000
   1,030,000    Muhlenberg Medical Property
                     (LOC: Wells Fargo Bank),
                     4.900%, 1/3/08                                   1,030,000
  11,000,000    Olympic Club (SPA: Bank of
                     America), 5.100%, 1/3/08                        11,000,001
     300,000    Parker Towing (LOC: Regions
                     Bank), 5.010%, 1/3/08                              300,000
   1,000,000    PCP Investors LLC (LOC: Wells
                     Fargo Bank), 4.900%, 1/3/08                      1,000,000
   1,200,000    Platte Co MO IDA Rev (Complete
                     Home) (LOC: US Bank NA),
                     4.930%, 1/3/08                                   1,200,000
   1,355,000    Red Diamond Inc, 4.960%, 1/3/08                       1,355,000
   1,620,000    Rev Bd Ctf (Chimney Hills) Ser
                     2005-6 (BPA: AIG Retirement
                     Services), 5.050%, 1/3/08                        1,620,000
   5,100,000    Rev Bd Ctf (Greens of Merrill Creek)
                     Ser 2005-3 (BPA: AIG Retirement
                     Services), 5.050%, 1/3/08                        5,100,000
   9,000,000    Rev Bd Ctf Ser 2005-CL B 2
                     (BPA: AIG Retirement Services),
                     5.050%, 1/3/08                                   9,000,000
     895,000    Riverside Co CA IDA IDR
                     (Advance Business) (LOC:
                     CA State Teachers Retirement),
                     5.050%, 1/3/08                                     895,000
     195,000    Sherwood Baptist Church
                     (LOC: Bank of America),
                     5.100%, 1/3/08                                     195,000
   1,760,000    Southwestern IL Dev Auth IDR
                     (Mattingly Lumber) (LOC:
                     US Bank NA), 5.000%, 1/3/08                      1,760,000
     210,000    Tanner & Guin LLC (LOC:
                     Amsouth Bank), 5.010%, 1/3/08                      210,000
     250,000    The Harper Company FRN
                     (LOC: FHLB), 5.220%, 1/3/08                        250,000
     840,000    Trust No B-2 (LOC: Wachovia
                     Bank), 5.220%, 1/3/08                              840,000
   1,000,000    Volusia Co FL IDA IDR
                     (Intellitec-B) (LOC: LaSalle
                     Bank), 5.000%, 1/3/08                            1,000,000
     505,000    Volusia Co FL IDA IDR
                     (Intellitec-C) (LOC: LaSalle
                     Bank), 5.000%, 1/3/08                              505,000
     700,000    Vulcan Inc (LOC: Regions Bank),
                     5.010%, 1/3/08                                     700,000
     500,000    Westgate Investment Fund
                     (LOC: Wells Fargo Bank),
                     4.900%, 1/3/08                                     500,000
   1,305,000    Westwood Baptist Church
                     (LOC: US Bank), 5.160%, 1/3/08                   1,305,000
     600,000    Wilmington Iron & Metal
                     (LOC: JPMorgan), 5.150%, 1/3/08                    600,000
   3,500,000    Winnebago Co IL Indl Dev
                     (LOC: FHLB), 4.950%, 1/3/08                      3,500,000
   2,100,000    Woods Group TN LLC
                     (LOC: Amsouth Bank),
                     5.010%, 1/3/08                                   2,100,000
     750,000    First Church of Nazarene
                     Pascagoula MS (LOC:
                     SouthTrust Bank),
                     5.260%, 1/4/08                                     750,000
   4,010,000    Pearlstine Distributors (LOC:
                     SouthTrust Bank),
                     5.150%, 1/4/08                                   4,010,000
   4,500,000    CFM International Inc (GTD: General
                     Electric), 4.670%, 1/7/08                        4,500,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES                 $  138,282,001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 4.3%
$  1,000,000    NJ St Tpk Auth Rev Ser B,
                     2.840%, 1/1/08                              $    1,000,000
   2,000,000    South Euclid OH BANS
                     LTGO, 5.500%, 1/29/08                            2,000,000
   3,500,000    New Bedford MA BANS
                     LTGO, 5.750%, 2/15/08                            3,501,390
   2,250,000    New Bedford MA BANS
                     LTGO Ser C, 5.500%, 2/15/08                      2,250,287
   1,000,000    MI Mun Bd Auth Rev,
                     5.460%, 6/1/08                                     999,954
   1,400,000    Munster IN UTGO,
                     5.250%, 6/30/08                                  1,400,126
   1,000,000    Butler Co OH BANS
                     LTGO, 5.470%, 8/7/08                             1,000,000
--------------------------------------------------------------------------------
                TOTAL TAXABLE MUNICIPAL BONDS                    $   12,151,757
--------------------------------------------------------------------------------

                CERTIFICATES OF DEPOSIT/TIME DEPOSITS -- 8.4%
   8,000,000    Deutsche Bank NY FRN, 4.400%, 1/1/08                  8,000,000
   2,842,000    BNP Paribas, 4.000%, 1/2/08                           2,842,000
  13,000,000    Fortis, 4.300%, 1/2/08                               13,000,000
--------------------------------------------------------------------------------
                TOTAL CERTIFICATES OF
                DEPOSIT/TIME DEPOSITS                            $   23,842,000
--------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 5.7%
  10,000,000    Rabobank USA Financial
                     Corp, 4.200%, 1/8/08                             9,991,600
   4,168,000    Charlotte NC COP (SPA: KBC
                     Bank) (Nascar Hall of Fame),
                     5.450%, 2/8/08                                   4,168,000
   2,071,000    Charlotte NC COP (SPA: KBC
                     Bank) (Nascar Hall of Fame),
                     5.450%, 6/11/08                                  2,071,000
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER                           $   16,230,600
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.0%
                (Amortized Cost $282,514,465)                    $  282,514,465

                LIABILITIES IN EXCESS
                OF OTHER ASSETS -- 0.0%                                 (69,740)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $  282,444,725
================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 38.3%
$    275,000    Citigroup, 6.250%, 1/1/08                        $      275,000
   1,000,000    National City Bank FRN,
                     5.303%, 1/10/08                                  1,000,010
     310,000    Bank of America Corp,
                     3.875%, 1/15/08                                    309,818
     100,000    Bank One NA IL, 3.700%, 1/15/08                          99,936
   2,650,000    Credit Suisse FB USA Inc,
                     4.625%, 1/15/08                                  2,649,464
     115,000    General Electric Capital
                     Corp, 4.250%, 1/15/08                              114,947
   1,722,000    Goldman Sachs Group Inc,
                     4.125%, 1/15/08                                  1,721,175
   1,927,000    HSBC Finance Corp,
                     4.625%, 1/15/08                                  1,926,275
   3,000,000    National City Bank FRN,
                     5.254%, 1/19/08                                  2,997,878
     200,000    American Express Credit
                     Corp FRN, 4.855%, 1/30/08                          199,290
     200,000    Bear Stearns Company
                     Inc, 4.000%, 1/31/08                               199,758
   1,494,000    Amsouth Bank NA, 6.450%, 2/1/08                       1,495,099
     775,000    Bank of New York, 3.800%, 2/1/08                        773,878
   2,028,000    Citigroup Inc, 3.500%, 2/1/08                         2,024,508
     265,000    JPMorgan Chase &
                     Company, 4.000%, 2/1/08                            264,669
     395,000    National Rural Utilities,
                     6.200%, 2/1/08                                     395,168
     150,000    US Bank NA, 6.500%, 2/1/08                              150,120
   1,500,000    Bank of America FRN, 5.308%, 2/5/08                   1,500,835
   1,940,000    Caterpillar Financial Services
                     Corp, 3.800%, 2/8/08                             1,936,964
     325,000    AIG Corp, 4.750%, 2/15/08                               324,690
     340,000    Bank of America, 3.850%, 2/15/08                        339,304
     100,000    Bank of America, 6.375%, 2/15/08                        100,101
   1,085,000    Bank of New York Company
                     Inc, 3.750%, 2/15/08                             1,082,843
     252,000    Citigroup Global Markets,
                     6.500%, 2/15/08                                    252,241
     200,000    HSBC Finance Corp, 4.800%, 2/15/08                      199,827
   1,190,000    HSBC Finance Corp, 5.836%, 2/15/08                    1,190,937
     875,000    JPMorgan Chase &
                     Company, 6.250%, 2/15/08                           875,649
     190,000    JPMorgan Chase &
                     Company, 6.375%, 2/15/08                           190,170
     453,000    National Rural Utilities,
                     3.875%, 2/15/08                                    452,142
     150,000    PNC Funding Corp,
                     4.200%, 3/10/08                                    149,655
     500,000    World Savings Bank
                     (Wachovia Bank), 4.125%, 3/10/08                   498,943
     607,000    Bank of America,
                     6.750%, 3/15/08                                    608,446
     400,000    Fleetboston Financial Corp
                     (Bank of America), 6.500%, 3/15/08                 400,706
     333,000    Gillette Company (Proctor
                     & Gamble), 2.875%, 3/15/08                         331,666
   6,710,000    Regions Financial Corp,
                     6.500%, 3/15/08                                  6,726,323
     600,000    US Bancorp, 3.125%, 3/15/08                             597,097
   5,060,000    Key Bank NA, 4.412%, 3/18/08                          5,048,399
     100,000    Goldman Sachs Group
                     Inc FRN, 5.300%, 3/22/08                            99,152
     200,000    Goldman Sachs Group
                     Inc FRN, 4.924%, 3/24/08                           198,209
     623,000    Bank of America, 6.375%, 3/25/08                        624,277
     500,000    Wachovia Bank FRN, 4.848%, 3/27/08                      499,435
   1,000,000    Fortis Bank FRN, 5.148%, 3/31/08                        998,086
     200,000    ABN AMRO Bank NV, 7.000%, 4/1/08                        200,753
     475,000    Chubb Corp, 3.950%, 4/1/08                              473,438
     150,000    General Electric Capital
                     Corp, 8.125%, 4/1/08                               150,969
   1,305,000    Morgan Stanley Dean
                     Witter, 3.625%, 4/1/08                           1,299,493
   4,950,000    National City Corp, 3.200%, 4/1/08                    4,926,356
   1,174,000    Wachovia Corp, 6.400%, 4/1/08                         1,177,741
     120,000    Wells Fargo & Company,
                     3.500%, 4/4/08                                     119,423
     100,000    Bank of America, 6.375%, 4/15/08                        100,258
     400,000    UBS Paine Webber Group
                     Inc, 6.550%, 4/15/08                               401,398
     755,000    Wachovia Corp, 6.300%, 4/15/08                          757,065
     250,000    Wells Fargo & Company,
                     6.250%, 4/15/08                                    250,584
     500,000    Merrill Lynch & Company,
                     7.000%, 4/27/08                                    502,671
     200,000    AIG Corp, 4.500%, 5/1/08                                199,351
     170,000    Credit Suisse First Boston
                     144a, 6.500%, 5/1/08                               170,648
   1,168,000    JPMorgan Chase &
                     Company, 3.625%, 5/1/08                          1,162,009
   1,510,000    Southern Company, 3.125%, 5/1/08                      1,499,356
   1,000,000    Bank of America, 6.375%, 5/15/08                      1,003,888
     375,000    Citigroup Inc, 5.960%, 5/15/08                          375,000
     185,000    HSBC Finance Corp, 8.400%, 5/15/08                      186,849
   1,250,000    National City Bank, 3.300%, 5/15/08                   1,242,328
     105,000    Credit Suisse FB USA
                     Inc, 6.500%, 6/1/08                                105,409
     600,000    Suntrust Banks Inc, 6.250%, 6/1/08                      601,628
     730,000    AIG Corp, 4.625%, 6/2/08                                727,526
     550,000    Northern Trust Corp, 6.250%, 6/2/08                     551,503
     757,000    Morgan Stanley Dean
                     Witter, 10.000%, 6/15/08                           772,688
     100,000    National Rural Utilities,
                     5.000%, 6/15/08                                     99,675
   2,442,000    HSBC Finance Corp,
                     6.400%, 6/17/08                                  2,455,434

Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
================================================================================

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 38.3%
                (Continued)
$    500,000    Bear Stearns Company
                     Inc, 2.875%, 7/2/08                         $      493,603
     310,000    Merrill Lynch & Company,
                     3.125%, 7/15/08                                    305,238
     149,000    US Bank NA, 6.300%, 7/15/08                             149,674
     150,000    AIG SunAmerica Global
                     Finance 144a, 5.850%, 8/1/08                       150,230
     100,000    Bank One Corp, 6.000%, 8/1/08                           100,583
   2,500,000    Wachovia Corp, 6.250%, 8/4/08                         2,515,300
   1,899,000    Regions Financial Corp,
                     4.500%, 8/8/08                                   1,891,042
     216,000    Caterpillar Financial Services
                     Corp, 3.700%, 8/15/08                              213,659
     100,000    Caterpillar Financial Services
                     Corp, 4.450%, 8/15/08                               99,744
     600,000    JP Morgan Chase &
                     Company, 6.750%, 8/15/08                           604,392
     100,000    US Bank NA, 3.900%, 8/15/08                              99,054
   1,000,000    Chubb Corp, 5.472%, 8/16/08                           1,001,899
     100,000    Citicorp, 7.250%, 9/1/08                                101,514
     135,000    Intl Lease Finance Corp,
                     4.350%, 9/15/08                                    134,057
     100,000    Key Bank NA, 7.375%, 9/15/08                            101,521
     510,000    Key Bank NA, 7.500%, 9/15/08                            516,994
     350,000    Bank of Scotland PLC
                     144a, 3.750%, 9/30/08                              346,082
     100,000    Merrill Lynch & Company,
                     4.831%, 10/27/08                                    99,786
   2,059,000    Associates Corp (Citigroup),
                     6.250%, 11/1/08                                  2,075,210
   3,650,000    National Rural Utilities,
                     5.750%, 11/1/08                                  3,677,116
   2,300,000    Citicorp, 6.375%, 11/15/08                            2,327,039
     750,000    HSBC Finance Corp,
                     6.500%, 11/15/08                                   758,440
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $   81,098,708
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 48.8%
     145,000    Edmond OK EDA Student
                     Hsg Rev (LOC: Allied Irish
                     Bank), 5.100%, 1/1/08                              145,000
     105,000    Monroe Co NY IDR (Rochester
                     Inst) (LOC: Wachovia Bank),
                     5.100%, 1/1/08                                     105,000
   1,000,000    AK Indl Dev & Expt Auth (LOC:
                     Wells Fargo Bank NA),
                     5.010%, 1/2/08                                   1,000,000
     290,000    Alachua Co FL HFA MFH
                     Rev (Brookside Apts)
                     (LOC: FNMA), 5.190%, 1/2/08                        290,000
     700,000    Berks Co PA IDA Rev (LOC:
                     Wachovia Bank), 5.170%, 1/2/08                     700,000
     240,000    FL HFC Rev (Valencia)
                     (LOC: FNMA), 5.190%, 1/2/08                        240,000
     885,000    Greenville SC Mem Aud
                     Dist Pub Fac Corp (Bi-Lo Ctr)
                     (LOC: Bank of America),
                     5.190%, 1/2/08                                     885,000
   1,000,000    Mason City Clinic (LOC:
                     Wells Fargo Bank),
                     4.930%, 1/2/08                                   1,000,000
     465,000    American Watchmakers
                     Institute (LOC: Fifth
                     Third Bank), 5.060%, 1/3/08                        465,000
     180,000    Berks Cardiologists (LOC:
                     Wachovia Bank), 5.160%, 1/3/08                     180,000
     585,000    Brundidge AL Combined
                     Utilities Rev (LOC:
                     SouthTrust Bank), 4.990%, 1/3/08                   585,000
     132,000    BTC Properties LLC (LOC:
                     Regions Bank), 4.960%, 1/3/08                      132,000
     730,000    CA Infra & Econ Dev Bk
                     IDR (Studio Moulding)
                     (LOC: Comerica Bank),
                     5.050%, 1/3/08                                     730,000
     332,700    Campus Research Corp
                     (LOC: Wells Fargo Bank),
                     5.050%, 1/3/08                                     332,700
     465,000    Carmel IN IDR (Telamon
                     Corp) (LOC: LaSalle Bank),
                     5.030%, 1/3/08                                     465,000
     430,000    Carmel IN IDR (Telamon
                     Corp) Ser 1996 B (LOC:
                     LaSalle Bank), 5.030%, 1/3/08                      430,000
     905,000    Century Motors Acura
                     (Elizabeth Connelley
                     Trust) (LOC: US Bank NA),
                     5.190%, 1/3/08                                     905,000
   4,400,000    Class B Revenue Bond Ctf
                     Ser 2004-2 (BPA: AIG
                     Retirement Services),
                     5.055%, 1/3/08                                   4,400,000
     385,000    CO HFA Mfg Rev (Ready
                     Foods PJ-B-1) (LOC: US
                     Bank NA), 4.905%, 1/3/08                           385,000
     900,000    CO HFA Mfg Rev (Ready
                     Foods PJ-B-2) (LOC: US
                     Bank NA), 4.905%, 1/3/08                           900,000
   1,490,000    Colonial Interstate
                     Investments (LOC:
                     Regions Bank), 5.010%, 1/3/08                    1,490,000
     150,000    Connelly / Brueshaber
                     Partnership (LOC: US
                     Bank NA), 5.240%, 1/3/08                           150,000
     644,000    CWB Investment LLC
                     (LOC: Fifth Third Bank),
                     5.010%, 1/3/08                                     644,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 48.8%
                (Continued)
$    110,000    Diamond Dev Group Inc
                     (LOC: Fifth Third Bank),
                     5.290%, 1/3/08                              $      110,000
      55,000    Eden Prairie MN IDR
                     (SWB LLC) (LOC: US Bank
                     NA), 5.600%, 1/3/08                                 55,000
     260,000    Employers Resource
                     Associates Inc (LOC: Fifth
                     Third Bank), 5.190%, 1/3/08                        260,000
     608,000    Fitch Denney Funeral Home
                     (LOC: FHLB), 5.010%, 1/3/08                        608,000
     440,000    FL HFC MFH (Avalon
                     Reserve) (LOC: FNMA),
                     5.160%, 1/3/08                                     440,000
     289,000    Greencastle IN EDR (Round
                     Barn Manor Apt) (LOC: FHLB),
                     4.980%, 1/3/08                                     289,000
   5,600,000    H&P Holdings LLC (LOC:
                     Regions Bank), 5.100%, 1/3/08                    5,600,000
     340,000    IL Dev Fin Auth (T&D Invest)
                     (LOC: US Bank NA), 5.150%, 1/3/08                  340,000
     215,000    IL Fin Auth Rev (Chicago
                     Christian-B) (LOC: Fifth
                     Third Bank), 5.010%, 1/3/08                        215,000
     395,000    IL Fin Auth Rev (Sauk Valley
                     Cmnty) (LOC: Fifth Third
                     Bank), 5.100%, 1/3/08                              395,000
     145,000    IN Health Fac Auth Rev
                     (LOC: Wells Fargo Bank),
                     4.900%, 1/3/08                                     145,000
   1,400,000    JL Capital One LLC (LOC: Wells
                     Fargo Bank), 5.000%, 1/3/08                      1,400,000
      20,000    Kenwood Lincoln Mercury
                     (LOC: National City Bank),
                     5.060%, 1/3/08                                      20,000
     925,000    KY Econ Dev Fin Auth Hlthcare
                     Rev (LOC: National City
                     Bank), 5.150%, 1/3/08                              925,000
     350,000    La Crosse WI IDR (GGP Inc)
                     (LOC: Wells Fargo Bank
                     NA), 5.000%, 1/3/08                                350,000
     500,000    Lake Oswego OR Redev
                     Agy Tax Incrmnt Rev (LOC:
                     Wells Fargo Bank),
                     4.900%, 1/3/08                                     500,000
   3,360,000    Medical Realty Group
                     (LOC: SouthTrust Bank),
                     5.240%, 1/3/08                                   3,360,000
     890,000    Memphis TN Health Edl &
                     Hsg (Alco Pptys Apt)
                     (LOC: Regions Bank),
                     4.960%, 1/3/08                                     890,000
     505,000    Memphis TN Health Edl
                     & Hsg (Alco Pptys) Ser B
                     (LOC: Regions Bank),
                     5.010%, 1/3/08                                     505,000
     480,000    Memphis TN Health Edl
                     & Hsg (Breezy Point Apt)
                     (LOC: Amsouth Bank),
                     5.010%, 1/3/08                                     480,000
     950,000    MI St Hsg Dev Auth Multi-Family
                     Rev (Canterbury Apts)
                     (LOC: FHLB), 4.980%, 1/3/08                        950,000
     330,000    Miami River Stone Company
                     (LOC: US Bank NA), 5.240%, 1/3/08                  330,000
     730,000    Miklin Industries LLC (LOC:
                     FHLB), 5.010%, 1/3/08                              730,000
   2,000,000    Mill St Village LLC (LOC:
                     FHLB), 5.060%, 1/3/08                            2,000,000
     785,000         Montgomery Co NY IDA Rev (CNB Fin Corp) (LOC:
                     FHLB), 5.010%, 1/3/08                              785,000
   2,065,000    Moody's Professional Building
                     (LOC: Regions Bank),
                     5.010%, 1/3/08                                   2,065,000
   7,395,000    Mountain Agency Inc
                     (LOC: US Bank NA),
                     5.010%, 1/3/08                                   7,395,000
   1,550,000    Mountain St University Inc
                     WV Rev (LOC: Fifth Third
                     Bank), 5.010%, 1/3/08                            1,550,000
     600,000    MS Business Fin Corp IDR
                     (Yeast Co Proj) (LOC:
                     Regions Bank), 4.960%, 1/3/08                      600,000
     500,000    MU LLC Taxable Notes
                     (LOC: Fifth Third Bank),
                     5.060%, 1/3/08                                     500,000
     170,000    Muscle Shoals AL IDR
                     (Robbins LLC) (LOC: Amsouth
                     Bank), 5.060%, 1/3/08                              170,000
     310,000    New York NY IDA Civic Fac
                     Rev (LOC: HSBC), 4.960%, 1/3/08                    310,000
     345,000    New York NY IDA Civic Fac
                     Rev (LOC: HSBC), 5.070%, 1/3/08                    345,000
     965,000    Oklahoma Co OK Fin Auth
                     IDR (Factory Direct)
                     (LOC: Bank One),
                     5.400%, 1/3/08                                     965,000
   8,000,000    Olympic Club (SPA: Bank
                     of America), 5.100%, 1/3/08                      8,000,000
   3,871,000    Revenue Bond Ctf Ser  2004-15
                     (Centennial East II Apts)
                     (BPA: AIG Retirement Services),
                     5.055%, 1/3/08                                   3,871,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 48.8%
                (Continued)
$  1,485,000    Revenue Bond Ctf Ser 2004-19
                     (The Landings) (BPA: AIG
                     Retirement Services),
                     5.050%, 1/3/08                              $    1,485,000
   2,860,529    Revenue Bond Ctf Ser 2005
                     (BPA: AIG Retirement
                     Services), 5.050%, 1/3/08                        2,860,529
   2,910,000    Revenue Bond Ctf Ser 2006-3
                     (Meridian Apts PJ) (BPA:
                     AIG Retirement Services),
                     5.050%, 1/3/08                                   2,910,000
     968,000    Revenue Bond Ctf Ser 2006-7
                     (Sterling Park Apts) (BPA:
                     AIG Retirement Services),
                     5.055%, 1/3/08                                     968,000
     616,000    Revenue Bond Ctf Ser 2007-2
                     (North Oak) (BPA: AIG
                     Retirement Services),
                     5.050%, 1/3/08                                     616,000
     580,000    Riverside Co CA IDA IDR (Advance
                     Business) (LOC: CA State Teachers
                     Retirement System), 5.050%, 1/3/08                 580,000
   1,300,000    Schmitz Ready Mix Inc (LOC: US
                     Bank NA), 4.960%, 1/3/08                         1,300,000
   2,910,000    Sheboygan Falls WI Indl Rev
                     (LOC: US Bank NA), 4.970%, 1/3/08                2,910,000
   4,930,000    Shehata Said & Shehata (LOC:
                     Wells Fargo Bank), 5.010%, 1/3/08                4,930,000
   4,895,000    Springfield MO Redev Auth
                     Rev (Univ Plaza Hotel) (LOC:
                     Bank of America), 5.060%, 1/3/08                 4,895,000
      65,000    Suffolk Co NY IDR Civic Fac
                     (LOC: JPMorgan), 5.070%, 1/3/08                     65,000
     400,000    Surry Co NC Indl Facs & PCR Fin
                     Auth Rev (Ottenweller) (LOC:
                     JPMorgan), 5.010%, 1/3/08                          400,000
     100,000    Terre Haute IN Intl Arprt Auth
                     Rev (Tri Aerospace) (LOC:
                     Northern Trust), 5.160%, 1/3/08                    100,000
     890,000    TKBMN LLC (LOC: FHLB),
                     5.010%, 1/3/08                                     890,000
   1,338,000    TLW LLC (LOC: Amsouth Bank),
                     4.960%, 1/3/08                                   1,338,000
     205,000    Univ of AL Gen Rev Ser B (SPA:
                     Wachovia Bank), 4.920%, 1/3/08                     205,000
   1,180,000    VP Pack LLC (LOC: FHLB),
                     5.010%, 1/3/08                                   1,180,000
     530,000    VT HFA Student Hsg (West Block)
                     (LOC: Bank of Nova Scotia),
                     5.160%, 1/3/08                                     530,000
     910,000    WA St Econ Dev Fin Auth EDR
                     (LOC: Bank of America),
                     4.900%, 1/3/08                                     910,000
     546,000    WAI Enterprises LLC (LOC: FHLB),
                     5.140%, 1/3/08                                     546,000
     600,000    Washington MO IDA Indl Rev
                     (LOC: US Bank NA), 4.970%, 1/3/08                  600,000
   1,220,000    West Covina CA PFA Tax Allocation
                     Rev (LOC: Allied Irish Bank),
                     5.030%, 1/3/08                                   1,220,000
     150,000    Wilmington Iron & Metal Company
                     (LOC: JPMorgan), 5.160%, 1/3/08                    150,000
     100,000    Yankee Hill Housing LP (LOC:
                     Wells Fargo Bank), 4.900%, 1/3/08                  100,000
   2,585,000    Baldwin Bone & Joint Med Ctr
                     LLC (LOC: SouthTrust Bank),
                     5.360%, 1/4/08                                   2,585,000
   1,005,000    Community Christian Schools
                     Inc (LOC: SouthTrust Bank),
                     5.200%, 1/4/08                                   1,005,000
   2,415,000    Diaz-Upton LLC (LOC: State
                     Street Bank), 5.200%, 1/4/08                     2,415,000
     660,000    208 Associates LLC (LOC:
                     KeyBank), 5.150%, 2/7/08                           660,000
     970,000    Village Enterprises (LOC: KeyBank),
                     5.150%, 2/7/08                                     970,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES                 $  103,335,229
--------------------------------------------------------------------------------

                TAXABLE MUNICIPAL BONDS -- 7.7%
     600,000    Brockton MA UTGO BANS,
                     5.950%, 1/18/08                                    600,095
   3,500,000    South Euclid OH LTGO BANS
                     (Real Estate), 5.500%, 1/29/08                   3,500,000
   2,800,000    New Bedford MA LTGO BANS,
                     5.750%, 2/15/08                                  2,801,111
   2,000,000    New Bedford MA LTGO BANS
                     Ser C, 5.500%, 2/15/08                           2,000,256
   1,000,000    Ross Co OH EDR Notes (Sports
                     & Culture), 7.500%, 3/13/08                      1,003,136
   1,000,000    MI Mun Bd Auth Rev,
                     5.460%, 6/1/08                                     999,954
   1,100,000    Munster IN UTGO, 5.250%, 6/30/08                      1,100,099
   1,105,000    Butler Co OH LTGO BANS,
                     5.470%, 8/7/08                                   1,105,000
   1,300,000    Lowell MA St Aid LTGO
                     BANS, 5.750%, 8/21/08                            1,301,738
   1,500,000    Lebanon OH BANS LTGO
                     (Telecom), 6.750%, 9/17/08                       1,507,596
     380,000    Pataskala OH BANS LTGO,
                     6.250%, 12/18/08                                   382,601
--------------------------------------------------------------------------------
                TOTAL TAXABLE MUNICIPAL BONDS                    $   16,301,586
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                CERTIFICATES OF DEPOSIT/TIME DEPOSITS -- 4.7%
$  5,000,000    Deutsche Bank NY FRN,
                     4.400%, 1/1/08                              $    5,000,000
   5,004,000    Fortis, 4.300%, 1/2/08                                5,004,000
--------------------------------------------------------------------------------
                TOTAL CERTIFICATES OF
                DEPOSIT/TIME DEPOSITS                            $   10,004,000
--------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 0.7%
   1,574,000    Charlotte NC COP (SPA: KBC Bank)
                     (Nascar Hall of Fame),
                     5.400%, 2/8/08                              $    1,574,000
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.2%
                (Amortized Cost $212,313,523)                    $  212,313,523

                LIABILITIES IN EXCESS
                OF OTHER ASSETS -- (0.2%)                              (364,134)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $  211,949,389
================================================================================

 See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
U.S. Government Money Market Fund -December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 67.9%
$    190,000    FNMA, 5.250%, 1/2/08                             $      189,999
   2,232,558    Overseas Private Investment
                     Corp, 4.400%, 1/2/08                             2,232,557
   3,000,000    Overseas Private Investment
                     Corp, 4.400%, 1/2/08                             2,999,999
     340,000    FHLB, 4.750%, 1/11/08                                   339,941
     315,000    FHLMC, 4.100%, 1/11/08                                  314,935
     345,000    FHLB, 3.625%, 1/15/08                                   344,820
     228,000    FNMA, 3.250%, 1/15/08                                   227,865
     100,000    FHLB, 3.375%, 1/18/08                                    99,938
     100,000    FHLB, 5.020%, 1/18/08                                    99,984
     106,000    FNMA, 5.400%, 2/1/08                                    106,064
     200,000    FHLB, 5.125%, 2/4/08                                    200,094
     130,000    FHLB, 3.375%, 2/15/08                                   129,802
     150,000    FHLMC, 3.625%, 2/15/08                                  149,798
     450,000    FNMA, 5.750%, 2/15/08                                   450,540
     200,000    FHLMC, 4.875%, 2/22/08                                  200,032
     500,000    FHLB, 4.400%, 2/25/08                                   499,288
     215,000    FNMA, 4.000%, 2/25/08                                   214,549
     100,000    FHLB, 5.000%, 2/29/08                                    99,931
     100,000    FFCB, 3.240%, 3/4/08                                     99,653
     110,000    FHLB, 4.000%, 3/10/08                                   109,915
     100,000    FHLB, 3.330%, 3/11/08                                    99,633
     110,000    FHLB, 4.000%, 3/24/08                                   109,832
     300,000    FHLB, 4.250%, 3/24/08                                   299,236
     100,000    FHLB, 3.450%, 4/1/08                                     99,556
     500,000    FHLMC, 3.500%, 4/1/08                                   497,769
     100,000    FHLB, 3.350%, 4/7/08                                     99,501
     200,000    FHLB, 5.300%, 4/7/08                                    200,320
     100,000    FHLB, 2.875%, 4/21/08                                    99,253
      75,000    FHLMC, 3.500%, 4/28/08                                   74,718
     150,000    FFCB, 3.530%, 4/29/08                                   149,496
     184,000    FNMA, 6.000%, 5/15/08                                   184,952
     100,000    FHLB, 4.250%, 5/16/08                                    99,942
     145,000    FHLB, 4.875%, 6/4/08                                    144,691
     100,000    FMAC, 5.926%, 6/4/08                                    100,434
     300,000    FHLB, 5.125%, 6/13/08                                   300,799
     225,000    FHLB, 3.120%, 7/28/08                                   223,116
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS                               $   11,892,952
--------------------------------------------------------------------------------

                VARIABLE RATE DEMAND NOTES -- 14.2%
     250,000    Chattanooga TN Health Edl &
                     Hsg Fac Bd MFH (Windridge-B)
                     (LOC: FNMA), 5.190%, 1/2/08                        250,000
     290,000    CA Statewide CDA MFH Rev
                     (Sunrise Fresno) (LOC: FNMA),
                     5.170%, 1/3/08                                     290,000
     700,000    NY State Hsg Fin Agy Rev
                     (LOC: FHLMC), 4.900%, 1/3/08                       700,000
     545,000    Sacramento Co CA Hsg Auth
                     MFH Rev (Deer Park Apts)
                     (LOC: FNMA), 5.120%, 1/3/08                        545,000
     700,000    Simi Valley CA Hsg MFH Rev
                     (Parker Ranch)(LOC: FNMA),
                     5.120%, 1/3/08                                     700,000
--------------------------------------------------------------------------------
                TOTAL VARIABLE RATE DEMAND NOTES                 $    2,485,000
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                REPURCHASE AGREEMENT -- 17.5%
$  3,073,000    Morgan Stanley Dean Witter Inc
                     4.22% dated 12/31/07 due 1/02/08
                     repurchase proceeds $3,073,720.45
                     (Collateralized by $2,820,000 TVA
                     4.875%-7.125% due 05/23/12 -
                     01/15/38; fair value $3,138,235)            $    3,073,000
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES
                AND REPURCHASE AGREEMENT -- 99.6%
                (Amortized Cost $17,450,952)                     $   17,450,952

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 0.4%                            64,523
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $   17,515,475
================================================================================

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust - Notes to Portfolios of Investments
December 31, 2007 (Unaudited)
================================================================================

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

As of December 31, 2007, the High Yield Fund had loaned corporate bonds having a fair value of approximately $452,668 and had received collateral valued at $489,218 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
================================================================================

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2007, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:

                                          GROSS         GROSS           NET
                            FEDERAL     UNREALIZED    UNREALIZED     UNREALIZED
                           TAX COST    APPRECIATION  DEPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------
Core Bond Fund           $58,840,764   $   741,143   $  (760,271)   $   (19,128)
High Yield Fund          $89,514,680   $   618,556   $(4,863,696)   $(4,245,140)

Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
================================================================================

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
BPA - Bond Purchase Agreement
CDA - Communities Development Authority
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FMAC - Federal Agricultural Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GTD - Guaranteed
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PFA - Public Finance Authority
SPA - Stand-by Purchase Agreement
UTGO - Unlimited Tax General Obligation

144a- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       --------------------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 21, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       --------------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  February 21, 2008